Income Taxes (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2022
Southland Holdings Llc [Member]
Effective tax rate	20.90%	26.10%	7.00%
Net operating loss carryforwards	$ 87,000	$ 84,300
Tax returns	5,800
Uncertain tax position	2,700
Valuation allowances	23,111	$ 41,817
Southland Holding Llc [Member]
Valuation allowances	$ 23,100			$ 23,100